LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.12%
Aerospace & Defense–2.47%
†AAR Corp.	11,924	$1,305,201
†AeroVironment, Inc.	2,704	494,967
†Astronics Corp.	17,755	1,184,791
Cadre Holdings, Inc.	17,042	522,849
Carpenter Technology Corp.	4,172	1,644,394
Curtiss-Wright Corp.	9,513	6,479,494
†Ducommun, Inc.	8,162	995,764
†Kratos Defense & Security Solutions, Inc.	57,337	4,042,832
†Mercury Systems, Inc.	14,178	1,033,718
Moog, Inc. Class A	12,945	3,788,225
†V2X, Inc.	12,999	890,431
		22,382,666
Air Freight & Logistics–0.10%
†GXO Logistics, Inc.	3,882	201,282
Hub Group, Inc. Class A	18,998	684,688
		885,970
Automobile Components–0.86%
†Adient PLC	39,094	790,090
BorgWarner, Inc.	41,487	2,251,084
Dana, Inc.	71,980	2,422,127
†Dauch Corp.	77,487	459,498
Lear Corp.	2,599	314,687
Patrick Industries, Inc.	8,633	958,867
Standard Motor Products, Inc.	12,186	423,342
†Strattec Security Corp.	2,561	200,629
		7,820,324
Automobiles–0.48%
Harley-Davidson, Inc.	58,305	1,178,927
Thor Industries, Inc.	32,910	2,629,180
Winnebago Industries, Inc.	17,593	545,207
		4,353,314
Banks–8.74%
1st Source Corp.	9,167	634,448
ACNB Corp.	6,638	317,761
Amalgamated Financial Corp.	6,944	269,913
Arrow Financial Corp.	10,699	359,165
Associated Banc-Corp.	27,774	718,236
†Axos Financial, Inc.	31,900	2,714,371
Banc of California, Inc.	25,292	444,633
Bank of Marin Bancorp	8,045	206,193
Bank of NT Butterfield & Son Ltd.	26,079	1,368,626
Bank OZK	63,211	2,900,753
Banner Corp.	18,045	1,094,971
Bar Harbor Bankshares	9,212	298,929
†Bridgewater Bancshares, Inc.	12,257	216,949
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Burke & Herbert Financial Services Corp.	8,716	$542,920
Business First Bancshares, Inc.	18,400	497,536
Byline Bancorp, Inc.	14,411	454,955
Camden National Corp.	11,153	529,210
Capitol Federal Financial, Inc.	44,293	315,809
†Carter Bankshares, Inc.	14,664	341,965
Cathay General Bancorp	24,109	1,202,075
Central Pacific Financial Corp.	16,669	532,741
Citizens & Northern Corp.	9,596	214,375
City Holding Co.	8,404	1,004,446
Community Trust Bancorp, Inc.	9,624	584,369
†Customers Bancorp, Inc.	18,053	1,253,059
CVB Financial Corp.	38,084	738,449
Dime Community Bancshares, Inc.	23,821	805,626
Enterprise Financial Services Corp.	21,848	1,182,195
Farmers & Merchants Bancorp, Inc.	8,308	213,266
First Bancorp/Southern Pines NC	22,228	1,252,548
First Bank	13,617	217,872
First Business Financial Services, Inc.	5,111	275,636
First Commonwealth Financial Corp.	66,283	1,165,255
First Community Bankshares, Inc.	10,150	421,428
First Financial Bancorp	59,735	1,665,412
First Financial Corp.	7,507	474,442
First Hawaiian, Inc.	76,773	1,891,687
First Horizon Corp.	89,253	2,031,398
First Merchants Corp.	35,902	1,390,484
First Mid Bancshares, Inc.	12,944	533,163
Five Star Bancorp	7,996	301,609
Flushing Financial Corp.	13,100	201,216
FNB Corp.	223,702	3,740,297
Fulton Financial Corp.	106,534	2,166,902
German American Bancorp, Inc.	23,396	977,719
Hanmi Financial Corp.	19,583	516,208
Heritage Commerce Corp.	38,656	482,427
Hingham Institution For Savings	1,023	292,414
HomeTrust Bancshares, Inc.	9,231	393,702
Independent Bank Corp.	45,026	2,863,830
Kearny Financial Corp.	30,748	232,147
Mercantile Bank Corp.	9,993	504,647
Metropolitan Bank Holding Corp.	3,895	324,415
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Mid Penn Bancorp, Inc.	9,418	$302,883
Northfield Bancorp, Inc.	24,309	329,144
OceanFirst Financial Corp.	37,099	669,266
Origin Bancorp, Inc.	18,973	786,621
Orrstown Financial Services, Inc.	11,298	407,632
Pathward Financial, Inc.	10,371	925,404
Peoples Financial Services Corp.	5,554	296,195
Popular, Inc.	15,353	2,059,912
Preferred Bank	7,643	693,144
Provident Financial Services, Inc.	72,584	1,535,877
QCR Holdings, Inc.	8,630	737,434
RBB Bancorp	10,656	227,719
Red River Bancshares, Inc.	3,099	280,274
Republic Bancorp, Inc. Class A	5,494	387,602
S&T Bancorp, Inc.	15,753	658,948
Shore Bancshares, Inc.	10,448	195,169
Sierra Bancorp	7,898	267,900
South Plains Financial, Inc.	7,787	326,275
†Southern First Bancshares, Inc.	4,990	271,955
Southern Missouri Bancorp, Inc.	5,811	371,555
Southstate Bank Corp.	15,542	1,437,946
Stellar Bancorp, Inc.	25,609	937,546
Stock Yards Bancorp, Inc.	10,895	722,230
Tompkins Financial Corp.	7,858	619,525
TriCo Bancshares	19,832	942,813
TrustCo Bank Corp.	11,941	522,777
United Bankshares, Inc.	87,239	3,613,439
Univest Financial Corp.	10,951	375,181
Valley National Bancorp	294,362	3,614,765
WaFd, Inc.	11,571	363,329
Webster Financial Corp.	45,116	3,131,953
Western Alliance Bancorp	18,373	1,301,727
WSFS Financial Corp.	12,065	789,775
Zions Bancorp NA	51,265	2,953,889
		79,332,606
Beverages–0.10%
†Celsius Holdings, Inc.	15,269	541,744
MGP Ingredients, Inc.	9,087	167,110
†National Beverage Corp.	6,931	233,228
		942,082
Biotechnology–8.80%
†ACADIA Pharmaceuticals, Inc.	28,219	628,155
†ADMA Biologics, Inc.	101,195	911,767
†Alkermes PLC	32,098	1,134,985
†AnaptysBio, Inc.	9,122	505,906
†Anavex Life Sciences Corp.	51,928	159,419
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Apellis Pharmaceuticals, Inc.	9,536	$383,633
†Apogee Therapeutics, Inc.	20,108	1,692,490
†Arcutis Biotherapeutics, Inc.	68,824	1,621,493
†Ardelyx, Inc.	157,569	943,838
†Arrowhead Pharmaceuticals, Inc.	65,515	4,107,791
†Atrium Therapeutics, Inc.	2,476	33,104
†Aurinia Pharmaceuticals, Inc.	74,510	1,104,238
†Beam Therapeutics, Inc.	13,160	313,603
†Bicara Therapeutics, Inc.	18,993	377,771
†BioCryst Pharmaceuticals, Inc.	78,936	751,471
†Biohaven Ltd.	19,130	161,840
†Bridgebio Pharma, Inc.	31,064	2,306,813
†CareDx, Inc.	33,788	586,560
†Catalyst Pharmaceuticals, Inc.	67,550	1,672,538
†Celcuity, Inc.	14,586	1,664,846
†CG oncology, Inc.	21,666	1,466,355
†Cogent Biosciences, Inc.	19,011	731,733
†Compass Therapeutics, Inc.	66,607	352,351
†CRISPR Therapeutics AG	12,731	605,614
†Cytokinetics, Inc.	19,411	1,279,379
†Day One Biopharmaceuticals, Inc.	48,211	1,033,644
†Denali Therapeutics, Inc.	43,915	843,168
†Dianthus Therapeutics, Inc.	6,101	511,996
†Dyne Therapeutics, Inc.	51,899	940,929
†Erasca, Inc.	84,577	1,368,456
†Exelixis, Inc.	50,655	2,172,593
†GRAIL, Inc.	14,301	739,076
†Halozyme Therapeutics, Inc.	21,543	1,392,324
†ImmunityBio, Inc.	87,073	667,850
†Immunome, Inc.	35,813	783,230
†Insmed, Inc.	13,169	2,153,395
†Ironwood Pharmaceuticals, Inc.	61,664	216,441
†Janux Therapeutics, Inc.	21,017	292,136
†Krystal Biotech, Inc.	8,942	2,309,897
†Kymera Therapeutics, Inc.	25,882	2,155,712
†Madrigal Pharmaceuticals, Inc.	5,791	3,031,415
†MannKind Corp.	121,122	296,749
†MiMedx Group, Inc.	71,523	282,516
†Mineralys Therapeutics, Inc.	21,631	585,984
†Mirum Pharmaceuticals, Inc.	23,132	2,136,934
†Monte Rosa Therapeutics, Inc.	30,081	494,832
†Myriad Genetics, Inc.	58,723	264,254
†Nuvalent, Inc. Class A	3,415	349,867
†Olema Pharmaceuticals, Inc.	27,280	406,745
†ORIC Pharmaceuticals, Inc.	30,496	386,384
†Oruka Therapeutics, Inc.	24,940	1,223,307
†Palvella Therapeutics, Inc.	4,643	578,750
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Praxis Precision Medicines, Inc.	5,884	$1,895,766
†Protagonist Therapeutics, Inc.	24,472	2,579,349
†PTC Therapeutics, Inc.	25,856	1,761,569
†Relay Therapeutics, Inc.	48,553	483,102
†Rigel Pharmaceuticals, Inc.	11,030	298,251
†Sana Biotechnology, Inc.	57,466	165,502
†Scholar Rock Holding Corp.	24,277	1,193,457
†Sionna Therapeutics, Inc.	8,261	331,183
†Soleno Therapeutics, Inc.	29,673	993,452
†Stoke Therapeutics, Inc.	28,934	942,091
†Syndax Pharmaceuticals, Inc.	13,436	313,865
†Taysha Gene Therapies, Inc.	107,968	482,617
†TG Therapeutics, Inc.	60,745	2,017,949
†Travere Therapeutics, Inc.	18,237	541,821
†Twist Bioscience Corp.	36,533	1,736,048
†Tyra Biosciences, Inc.	12,970	496,751
†United Therapeutics Corp.	4,557	2,702,210
†Upstream Bio, Inc.	14,430	129,870
†UroGen Pharma Ltd.	16,669	299,709
†Vaxcyte, Inc.	47,494	2,759,876
†Vera Therapeutics, Inc.	6,108	245,725
†Veracyte, Inc.	45,786	1,474,767
†Vericel Corp.	33,134	1,065,921
†Viking Therapeutics, Inc.	16,765	545,533
†Xencor, Inc.	40,024	482,689
†Zymeworks, Inc.	32,771	820,586
		79,875,936
Broadline Retail–0.10%
Kohl's Corp.	69,343	894,525
		894,525
Building Products–1.32%
Apogee Enterprises, Inc.	13,775	462,014
Armstrong World Industries, Inc.	1,172	193,146
AZZ, Inc.	7,909	989,653
†Gibraltar Industries, Inc.	16,621	662,679
Griffon Corp.	17,288	1,256,492
Insteel Industries, Inc.	11,960	401,976
†Janus International Group, Inc.	89,502	460,935
†Masterbrand, Inc.	82,149	682,658
†Modine Manufacturing Co.	11,302	2,449,256
Quanex Building Products Corp.	30,380	545,929
†Resideo Technologies, Inc.	62,201	2,096,796
Tecnoglass, Inc.	12,646	563,379
UFP Industries, Inc.	12,712	1,171,029
		11,935,942
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.40%
Acadian Asset Management, Inc.	13,632	$741,853
Affiliated Managers Group, Inc.	10,555	2,920,569
Artisan Partners Asset Management, Inc. Class A	35,118	1,277,944
Diamond Hill Investment Group, Inc.	1,373	236,293
†Donnelley Financial Solutions, Inc.	8,645	407,525
Invesco Ltd.	146,598	3,560,865
Janus Henderson Group PLC	53,154	2,730,521
Marex Group PLC	34,070	1,518,841
PJT Partners, Inc. Class A	1,819	254,151
SEI Investments Co.	15,993	1,254,971
Stifel Financial Corp.	18,144	1,341,204
†StoneX Group, Inc.	34,995	2,822,347
Victory Capital Holdings, Inc. Class A	4,117	269,581
Virtus Investment Partners, Inc.	2,668	358,446
†Webull Corp.	67,700	324,960
XP, Inc. Class A	93,057	1,771,805
		21,791,876
Chemicals–1.66%
AdvanSix, Inc.	17,435	425,414
Albemarle Corp.	6,684	1,199,979
Avient Corp.	15,981	580,110
†Ecovyst, Inc.	71,025	913,382
Hawkins, Inc.	7,633	1,172,429
Huntsman Corp.	70,455	937,756
†Ingevity Corp.	21,397	1,524,108
Innospec, Inc.	13,361	975,620
†Intrepid Potash, Inc.	6,946	297,080
Koppers Holdings, Inc.	11,799	456,385
†LSB Industries, Inc.	22,359	333,149
Mativ Holdings, Inc.	34,314	298,532
Minerals Technologies, Inc.	16,911	1,199,328
Orion SA	36,481	237,127
†Perimeter Solutions, Inc.	71,907	1,755,969
Quaker Chemical Corp.	4,389	545,246
Scotts Miracle-Gro Co.	15,398	936,352
Sensient Technologies Corp.	10,139	876,415
Tronox Holdings PLC	37,121	362,672
		15,027,053
Commercial Services & Supplies–1.14%
ACCO Brands Corp.	56,367	169,101
†BrightView Holdings, Inc.	32,704	385,580
Brink's Co.	4,267	442,189
†Cimpress PLC	10,166	742,118
†Clean Harbors, Inc.	3,965	1,136,885
†CoreCivic, Inc.	50,597	956,789
Deluxe Corp.	28,540	785,992
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†GEO Group, Inc.	32,241	$541,971
†Healthcare Services Group, Inc.	31,364	581,802
HNI Corp.	22,347	746,166
Interface, Inc.	36,645	913,194
†Liquidity Services, Inc.	14,853	454,056
MillerKnoll, Inc.	16,279	235,394
†Montrose Environmental Group, Inc.	21,126	462,448
Pitney Bowes, Inc.	101,680	1,123,564
Tetra Tech, Inc.	21,471	646,707
		10,323,956
Communications Equipment–0.97%
†ADTRAN Holdings, Inc.	23,647	297,479
†Applied Optoelectronics, Inc.	8,833	747,184
†Digi International, Inc.	12,529	603,898
†Extreme Networks, Inc.	51,453	775,911
†NetScout Systems, Inc.	43,865	1,394,468
†Viasat, Inc.	56,416	2,583,853
†Viavi Solutions, Inc.	56,686	1,886,510
†Vistance Networks, Inc.	27,531	501,064
		8,790,367
Construction & Engineering–2.27%
†Ameresco, Inc. Class A	14,851	378,701
Arcosa, Inc.	3,446	365,758
Argan, Inc.	6,353	3,460,161
†Bowman Consulting Group Ltd.	9,137	259,856
Comfort Systems USA, Inc.	3,621	4,993,323
†Dycom Industries, Inc.	1,396	472,993
†IES Holdings, Inc.	4,025	1,917,792
†NWPX Infrastructure, Inc.	6,156	479,306
Primoris Services Corp.	13,939	1,993,835
†Sterling Infrastructure, Inc.	10,438	4,251,084
Tutor Perini Corp.	25,733	1,986,330
		20,559,139
Construction Materials–0.24%
†James Hardie Industries PLC	39,300	744,342
†Knife River Corp.	6,191	505,495
U.S. Lime & Minerals, Inc.	6,907	902,123
		2,151,960
Consumer Finance–0.73%
Bread Financial Holdings, Inc.	27,678	2,072,806
†Dave, Inc.	4,467	777,660
†Encore Capital Group, Inc.	9,541	669,015
†Enova International, Inc.	13,578	1,844,300
FirstCash Holdings, Inc.	1,824	342,912
†Green Dot Corp. Class A	29,088	326,367
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†LendingClub Corp.	30,373	$434,941
OneMain Holdings, Inc.	3,432	183,578
		6,651,579
Consumer Staples Distribution & Retail–0.59%
Albertsons Cos., Inc. Class A	49,096	836,596
Andersons, Inc.	19,379	1,391,025
Ingles Markets, Inc. Class A	3,352	301,311
PriceSmart, Inc.	6,350	955,675
†United Natural Foods, Inc.	37,109	1,672,132
Village Super Market, Inc. Class A	5,754	242,991
		5,399,730
Containers & Packaging–0.17%
Ardagh Metal Packaging SA	62,908	254,777
Myers Industries, Inc.	23,945	507,155
†O-I Glass, Inc.	75,913	797,846
		1,559,778
Distributors–0.07%
†GigaCloud Technology, Inc. Class A	14,079	638,905
		638,905
Diversified Consumer Services–1.15%
ADT, Inc.	45,681	300,124
†American Public Education, Inc.	10,068	572,668
†Covista, Inc.	9,759	1,124,725
†Duolingo, Inc.	3,234	318,775
†Frontdoor, Inc.	34,550	1,826,313
†Grand Canyon Education, Inc.	10,537	1,791,606
†Lincoln Educational Services Corp.	16,705	679,560
†Mister Car Wash, Inc.	63,200	440,504
Perdoceo Education Corp.	38,592	1,436,008
†Stride, Inc.	18,497	1,630,881
†Udemy, Inc.	61,678	284,952
		10,406,116
Diversified REITs–0.31%
American Assets Trust, Inc.	34,129	628,315
Broadstone Net Lease, Inc.	118,329	2,161,871
		2,790,186
Diversified Telecommunication Services–0.59%
†Bandwidth, Inc. Class A	16,043	285,886
†GCI Liberty, Inc. Class C	5,668	210,906
†Globalstar, Inc.	20,308	1,348,857
IDT Corp. Class B	10,326	507,007
†Lumen Technologies, Inc.	426,850	2,966,608
		5,319,264
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.86%
†Hawaiian Electric Industries, Inc.	85,675	$1,271,417
†Oklo, Inc.	16,308	808,714
Otter Tail Corp.	23,573	2,069,002
Portland General Electric Co.	69,390	3,661,710
		7,810,843
Electrical Equipment–3.51%
Allient, Inc.	9,503	561,532
†American Superconductor Corp.	22,687	767,955
†Amprius Technologies, Inc.	57,750	973,665
†Array Technologies, Inc.	81,816	591,530
Atkore, Inc.	17,970	1,058,613
†Bloom Energy Corp. Class A	66,074	8,952,366
EnerSys	19,717	3,425,237
†Fluence Energy, Inc.	12,185	167,666
LSI Industries, Inc.	18,018	335,135
†Nextpower, Inc. Class A	48,207	5,811,354
†NuScale Power Corp.	12,350	133,874
nVent Electric PLC	6,905	816,724
Powell Industries, Inc.	3,942	2,132,937
†Power Solutions International, Inc.	3,189	194,146
Preformed Line Products Co.	1,622	439,157
Sensata Technologies Holding PLC	68,679	2,418,874
†Shoals Technologies Group, Inc. Class A	109,123	718,029
†Sunrun, Inc.	15,748	213,543
†Vicor Corp.	13,024	2,096,864
		31,809,201
Electronic Equipment, Instruments & Components–3.37%
Advanced Energy Industries, Inc.	14,433	4,657,673
†Arlo Technologies, Inc.	50,781	722,614
†Arrow Electronics, Inc.	1,401	200,917
Bel Fuse, Inc. Class B	6,265	1,240,345
Benchmark Electronics, Inc.	22,019	1,234,385
†Coherent Corp.	2,236	532,638
†Daktronics, Inc.	25,298	494,576
†Evolv Technologies Holdings, Inc.	71,414	432,055
†Fabrinet	7,025	3,663,678
Ingram Micro Holding Corp.	11,483	267,669
†Insight Enterprises, Inc.	6,737	451,446
†Itron, Inc.	13,969	1,252,042
†Kimball Electronics, Inc.	12,959	306,999
†Knowles Corp.	48,015	1,233,025
Napco Security Technologies, Inc.	17,801	701,181
†nLight, Inc.	15,742	897,609
†OSI Systems, Inc.	7,075	1,878,483
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Ouster, Inc.	17,983	$330,348
PC Connection, Inc.	3,529	206,305
†Sanmina Corp.	24,899	3,227,906
†ScanSource, Inc.	14,392	522,430
TD SYNNEX Corp.	5,144	867,844
†TTM Technologies, Inc.	47,907	4,667,100
Vishay Intertechnology, Inc.	14,650	263,700
†Vishay Precision Group, Inc.	7,755	336,722
		30,589,690
Energy Equipment & Services–2.05%
Archrock, Inc.	64,165	2,232,942
Cactus, Inc. Class A	17,224	815,901
†Expro Group Holdings NV	44,240	770,218
†Forum Energy Technologies, Inc.	6,599	387,097
Helmerich & Payne, Inc.	50,281	1,811,624
†Innovex International, Inc.	11,924	290,826
Liberty Energy, Inc.	80,607	2,321,482
†Nabors Industries Ltd.	9,315	801,649
Noble Corp. PLC	20,259	994,109
†Oceaneering International, Inc.	16,890	599,088
Patterson-UTI Energy, Inc.	209,932	2,273,564
†ProPetro Holding Corp.	23,650	340,797
Ranger Energy Services, Inc. Class A	12,957	222,083
RPC, Inc.	56,125	397,365
TechnipFMC PLC	10,063	695,655
†TETRA Technologies, Inc.	65,522	558,248
†Valaris Ltd.	18,041	1,768,740
Weatherford International PLC	14,276	1,350,224
		18,631,612
Entertainment–0.61%
Cinemark Holdings, Inc.	49,864	1,422,121
†IMAX Corp.	25,223	958,726
†Madison Square Garden Entertainment Corp.	10,023	590,455
Marcus Corp.	14,466	248,381
†Roku, Inc.	2,453	232,103
†Sphere Entertainment Co.	17,416	2,044,639
		5,496,425
Financial Services–2.28%
Banco Latinoamericano de Comercio Exterior SA	18,453	942,579
Enact Holdings, Inc.	18,196	742,579
Essent Group Ltd.	22,822	1,333,718
Federal Agricultural Mortgage Corp. Class C	2,283	338,683
HA Sustainable Infrastructure Capital, Inc.	24,744	909,342
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Jackson Financial, Inc. Class A	42,409	$4,483,479
Merchants Bancorp	14,138	606,662
MGIC Investment Corp.	128,743	3,379,504
†NCR Atleos Corp.	12,903	562,313
†NMI Holdings, Inc. Class A	48,744	1,828,387
Pagseguro Digital Ltd. Class A	99,106	993,042
Radian Group, Inc.	49,343	1,632,266
†Sezzle, Inc.	7,717	488,409
†StoneCo Ltd. Class A	47,910	676,489
Western Union Co.	200,071	1,746,620
		20,664,072
Food Products–0.61%
Calavo Growers, Inc.	10,917	281,549
Cal-Maine Foods, Inc.	27,166	2,150,189
Flowers Foods, Inc.	99,334	809,572
Fresh Del Monte Produce, Inc.	17,267	695,169
†Mission Produce, Inc.	28,152	387,372
†Simply Good Foods Co.	59,827	858,518
†SunOpta, Inc.	51,111	331,199
		5,513,568
Gas Utilities–0.87%
Brookfield Infrastructure Corp. Class A	75,100	2,967,952
National Fuel Gas Co.	18,247	1,714,488
UGI Corp.	88,015	3,205,506
		7,887,946
Ground Transportation–0.40%
ArcBest Corp.	3,485	342,784
Covenant Logistics Group, Inc.	9,286	252,115
†Lyft, Inc. Class A	27,079	360,151
Marten Transport Ltd.	21,161	277,844
Ryder System, Inc.	11,728	2,400,839
		3,633,733
Health Care Equipment & Supplies–2.78%
†Alphatec Holdings, Inc.	58,874	640,549
†AngioDynamics, Inc.	25,261	287,218
†Artivion, Inc.	24,839	909,604
†AtriCure, Inc.	30,492	869,937
†Avanos Medical, Inc.	15,936	223,263
†Axogen, Inc.	26,438	875,891
†Bioventus, Inc. Class A	27,511	251,175
†Butterfly Network, Inc.	126,911	512,720
†Ceribell, Inc.	15,092	276,636
†Cerus Corp.	119,804	218,043
Dentsply Sirona, Inc.	36,455	422,878
Embecta Corp.	34,877	308,313
†Enovis Corp.	9,128	207,662
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Envista Holdings Corp.	73,557	$1,866,141
†Glaukos Corp.	7,845	844,593
†Haemonetics Corp.	20,373	1,148,222
†ICU Medical, Inc.	11,920	1,539,468
†Inspire Medical Systems, Inc.	13,954	719,747
†Integer Holdings Corp.	6,611	581,768
iRadimed Corp.	2,860	275,304
†IRhythm Holdings, Inc.	9,491	1,120,128
†Lantheus Holdings, Inc.	13,647	1,035,125
LeMaitre Vascular, Inc.	11,287	1,232,202
†LivaNova PLC	5,107	324,601
†Masimo Corp.	2,193	390,069
†Merit Medical Systems, Inc.	5,535	381,528
†Neogen Corp.	133,105	1,236,545
†Novocure Ltd.	47,563	518,437
†=OmniAb, Inc. Earnout Shares	8,030	0
†=OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	28,789	960,977
†Penumbra, Inc.	2,270	745,400
†PROCEPT BioRobotics Corp.	12,369	309,349
†QuidelOrtho Corp.	32,412	532,529
†SI-BONE, Inc.	20,316	256,591
†STAAR Surgical Co.	32,158	601,355
†Tactile Systems Technology, Inc.	11,810	308,595
†TransMedics Group, Inc.	12,239	1,216,679
†UFP Technologies, Inc.	3,942	763,171
†Varex Imaging Corp.	25,567	271,266
		25,183,679
Health Care Providers & Services–2.56%
†Acadia Healthcare Co., Inc.	50,124	1,172,400
†AdaptHealth Corp.	60,493	719,867
†Addus HomeCare Corp.	7,444	697,131
†Alignment Healthcare, Inc.	62,876	1,107,875
†AMN Healthcare Services, Inc.	10,750	197,155
†Astrana Health, Inc.	16,659	408,479
†Aveanna Healthcare Holdings, Inc.	31,280	201,443
†BrightSpring Health Services, Inc.	32,947	1,403,872
†Castle Biosciences, Inc.	16,535	405,934
†Clover Health Investments Corp.	247,854	436,223
Encompass Health Corp.	15,140	1,464,492
†Enhabit, Inc.	32,360	455,952
Ensign Group, Inc.	9,168	1,847,352
†Fulgent Genetics, Inc.	13,415	213,299
†GeneDx Holdings Corp.	8,520	547,154
†Guardant Health, Inc.	28,732	2,653,975
†Guardian Pharmacy Services, Inc. Class A	11,102	418,101
†HealthEquity, Inc.	9,632	804,946
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–6

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Hims & Hers Health, Inc.	76,300	$1,583,988
†LifeStance Health Group, Inc.	72,468	461,621
National HealthCare Corp.	5,454	871,004
†NeoGenomics, Inc.	81,400	603,988
†Nutex Health, Inc.	2,251	213,935
†PACS Group, Inc.	5,868	188,480
†Pediatrix Medical Group, Inc.	55,368	1,184,322
†Privia Health Group, Inc.	10,290	211,665
†Progyny, Inc.	40,074	680,457
†RadNet, Inc.	17,570	981,987
†Surgery Partners, Inc.	19,481	232,214
†Talkspace, Inc.	95,674	495,113
Universal Health Services, Inc. Class B	2,236	400,177
		23,264,601
Health Care REITs–0.72%
CareTrust REIT, Inc.	6,265	229,612
Chiron Real Estate, Inc.	6,948	229,840
Community Healthcare Trust, Inc.	16,295	258,927
LTC Properties, Inc.	16,791	623,954
National Health Investors, Inc.	14,904	1,205,137
Omega Healthcare Investors, Inc.	67,912	2,975,904
Sabra Health Care REIT, Inc.	54,829	1,054,362
		6,577,736
Health Care Technology–0.24%
†Certara, Inc.	70,251	400,431
†Doximity, Inc. Class A	23,453	546,455
HealthStream, Inc.	15,351	317,919
†Phreesia, Inc.	32,587	273,079
†Teladoc Health, Inc.	117,804	642,032
		2,179,916
Hotel & Resort REITs–0.70%
Apple Hospitality REIT, Inc.	125,397	1,443,319
DiamondRock Hospitality Co.	114,435	1,072,256
Host Hotels & Resorts, Inc.	32,413	621,033
Pebblebrook Hotel Trust	58,185	734,877
RLJ Lodging Trust	82,413	611,504
Ryman Hospitality Properties, Inc.	10,962	1,011,464
Summit Hotel Properties, Inc.	54,252	239,794
Xenia Hotels & Resorts, Inc.	44,102	654,033
		6,388,280
Hotels, Restaurants & Leisure–1.51%
†Accel Entertainment, Inc.	33,313	363,445
†BJ's Restaurants, Inc.	11,358	398,666
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Bloomin' Brands, Inc.	51,307	$277,058
Boyd Gaming Corp.	16,131	1,325,645
†Brinker International, Inc.	11,620	1,658,987
Cheesecake Factory, Inc.	12,123	663,734
Cracker Barrel Old Country Store, Inc.	13,871	389,914
†Dave & Buster's Entertainment, Inc.	14,820	160,500
Dine Brands Global, Inc.	9,692	254,318
†Kura Sushi USA, Inc. Class A	3,856	269,110
†Lindblad Expeditions Holdings, Inc.	20,823	360,238
Marriott Vacations Worldwide Corp.	3,781	246,219
Monarch Casino & Resort, Inc.	6,330	605,148
†Planet Fitness, Inc. Class A	4,934	366,991
†Portillo's, Inc. Class A	38,123	201,671
Red Rock Resorts, Inc. Class A	25,291	1,349,528
†Rush Street Interactive, Inc.	29,209	635,296
†Sabre Corp.	235,326	341,223
Super Group SGHC Ltd.	95,635	1,032,858
Travel & Leisure Co.	16,695	1,155,127
Vail Resorts, Inc.	8,765	1,124,725
Wendy's Co.	75,834	527,046
		13,707,447
Household Durables–1.28%
†Cavco Industries, Inc.	2,457	1,189,901
Century Communities, Inc.	16,205	929,843
†Champion Homes, Inc.	12,394	921,742
Ethan Allen Interiors, Inc.	14,714	327,534
†Helen of Troy Ltd.	13,631	196,559
†Hovnanian Enterprises, Inc. Class A	3,211	356,132
Installed Building Products, Inc.	9,636	2,554,986
Leggett & Platt, Inc.	59,826	591,081
†M/I Homes, Inc.	7,614	932,334
†Sonos, Inc.	46,036	616,882
†Taylor Morrison Home Corp.	10,514	612,335
†TopBuild Corp.	2,004	704,005
†Tri Pointe Homes, Inc.	36,099	1,686,906
		11,620,240
Household Products–0.25%
†Central Garden & Pet Co. Class A	22,948	743,974
Energizer Holdings, Inc.	12,100	198,682
Oil-Dri Corp. of America	6,352	413,452
Spectrum Brands Holdings, Inc.	12,280	905,036
		2,261,144
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–7

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.23%
Clearway Energy, Inc. Class A	29,987	$1,175,464
†Hallador Energy Co.	14,854	241,823
Ormat Technologies, Inc.	6,173	690,882
		2,108,169
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	5,863	185,505
		185,505
Industrial REITs–0.44%
First Industrial Realty Trust, Inc.	6,983	403,967
Innovative Industrial Properties, Inc.	17,771	891,394
LXP Industrial Trust	7,662	354,444
Rexford Industrial Realty, Inc.	48,284	1,580,335
STAG Industrial, Inc.	8,119	292,771
Terreno Realty Corp.	8,208	504,135
		4,027,046
Insurance–1.51%
Axis Capital Holdings Ltd.	38,256	3,879,541
†Brighthouse Financial, Inc.	36,013	2,156,458
F&G Annuities & Life, Inc.	7,212	182,608
Fidelis Insurance Holdings Ltd.	36,092	689,718
†Genworth Financial, Inc. Class A	96,555	784,027
Globe Life, Inc.	9,027	1,256,288
Hamilton Insurance Group Ltd. Class B	19,158	571,483
HCI Group, Inc.	3,889	601,278
†Heritage Insurance Holdings, Inc.	15,190	398,737
Investors Title Co.	905	196,693
†SiriusPoint Ltd.	36,585	788,041
†Slide Insurance Holdings, Inc.	17,248	310,464
United Fire Group, Inc.	8,306	307,820
Universal Insurance Holdings, Inc.	15,186	518,754
White Mountains Insurance Group Ltd.	498	1,094,086
		13,735,996
Interactive Media & Services–0.43%
†Cargurus, Inc.	35,170	1,197,538
†Cars.com, Inc.	18,065	146,688
†EverQuote, Inc. Class A	18,486	285,054
†QuinStreet, Inc.	32,177	386,446
†Yelp, Inc.	33,547	829,953
†Ziff Davis, Inc.	26,232	1,100,695
		3,946,374
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.92%
†Applied Digital Corp.	38,683	$918,335
†ASGN, Inc.	12,949	501,256
†DigitalOcean Holdings, Inc.	22,144	1,899,512
†DXC Technology Co.	106,460	1,338,202
†Fastly, Inc. Class A	73,696	2,141,606
†Grid Dynamics Holdings, Inc.	36,367	207,292
†Kyndryl Holdings, Inc.	105,819	1,388,345
		8,394,548
Leisure Products–0.33%
Acushnet Holdings Corp.	2,722	254,452
†Callaway Golf Co.	79,579	1,104,556
†Malibu Boats, Inc. Class A	12,316	319,231
†Peloton Interactive, Inc. Class A	77,452	332,269
Polaris, Inc.	14,964	815,538
†YETI Holdings, Inc.	4,379	160,228
		2,986,274
Life Sciences Tools & Services–0.53%
†10X Genomics, Inc. Class A	39,014	828,267
†Adaptive Biotechnologies Corp.	75,734	1,051,188
†Azenta, Inc.	26,480	559,522
†Charles River Laboratories International, Inc.	5,620	969,450
†CryoPort, Inc.	28,905	239,333
†Cytek Biosciences, Inc.	75,831	331,382
†Fortrea Holdings, Inc.	58,649	552,474
†Medpace Holdings, Inc.	530	254,501
		4,786,117
Machinery–2.93%
Allison Transmission Holdings, Inc.	5,439	636,689
Astec Industries, Inc.	14,615	786,872
†Blue Bird Corp.	20,560	1,167,602
†CECO Environmental Corp.	13,637	812,492
†Chart Industries, Inc.	4,529	936,371
Columbus McKinnon Corp.	9,897	143,803
†Energy Recovery, Inc.	18,033	181,592
ESCO Technologies, Inc.	14,041	3,950,716
Greenbrier Cos., Inc.	20,040	1,055,106
Helios Technologies, Inc.	18,243	1,180,505
†Hillman Solutions Corp.	112,846	938,879
Hyster-Yale, Inc.	6,143	199,709
Kadant, Inc.	2,973	869,157
Kennametal, Inc.	49,252	1,779,475
Lincoln Electric Holdings, Inc.	8,439	2,101,986
Lindsay Corp.	6,619	788,124
Luxfer Holdings PLC	17,475	212,846
†Manitowoc Co., Inc.	22,132	257,838
†Microvast Holdings, Inc.	125,138	187,707
Mueller Industries, Inc.	30,303	3,357,572
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–8

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Proto Labs, Inc.	15,785	$900,061
Snap-on, Inc.	7,770	2,822,219
Terex Corp.	12,847	759,258
†Titan International, Inc.	23,517	162,502
Worthington Enterprises, Inc.	8,505	443,451
		26,632,532
Marine Transportation–0.19%
Costamare, Inc.	16,836	284,528
Matson, Inc.	8,820	1,445,951
		1,730,479
Media–0.97%
†Cable One, Inc.	3,430	312,850
†EchoStar Corp. Class A	31,944	3,739,684
Gray Media, Inc.	52,837	229,313
†iHeartMedia, Inc. Class A	64,119	187,228
John Wiley & Sons, Inc. Class A	24,837	946,290
†Magnite, Inc.	67,730	804,632
Nexstar Media Group, Inc.	2,376	429,652
Sirius XM Holdings, Inc.	61,425	1,417,689
†Stagwell, Inc.	38,161	240,033
†USA TODAY Co., Inc.	75,487	532,183
		8,839,554
Metals & Mining–2.87%
Alcoa Corp.	7,406	491,240
†Alpha Metallurgical Resources, Inc.	6,568	1,348,213
Caledonia Mining Corp. PLC	10,943	247,202
†Century Aluminum Co.	31,558	1,852,139
†Coeur Mining, Inc.	184,442	3,461,976
Commercial Metals Co.	18,970	1,165,327
†Compass Minerals International, Inc.	22,129	516,712
†Constellium SE	88,738	2,181,180
†Contango Silver & Gold, Inc.	7,051	132,206
Ferroglobe PLC	58,121	239,459
Hecla Mining Co.	221,557	4,127,607
Materion Corp.	2,772	400,970
†Metallus, Inc.	12,027	196,521
†MP Materials Corp.	3,140	151,537
Ramaco Resources, Inc. Class B	37,528	382,786
Reliance, Inc.	4,717	1,433,591
Royal Gold, Inc.	6,346	1,614,994
Ryerson Holding Corp.	27,407	616,109
†SSR Mining, Inc.	116,418	3,422,689
SunCoke Energy, Inc.	55,218	359,469
Warrior Met Coal, Inc.	11,228	1,045,888
Worthington Steel, Inc.	21,552	654,103
		26,041,918
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.61%
Adamas Trust, Inc.	29,822	$219,490
Chimera Investment Corp.	52,060	653,353
Invesco Mortgage Capital, Inc.	44,946	363,163
MFA Financial, Inc.	64,229	615,314
Redwood Trust, Inc.	67,416	378,204
Rithm Capital Corp.	316,181	2,997,396
TPG RE Finance Trust, Inc.	37,847	295,585
		5,522,505
Multi-Utilities–0.26%
Avista Corp.	26,995	1,083,579
Black Hills Corp.	17,812	1,236,331
		2,319,910
Office REITs–0.54%
COPT Defense Properties	62,188	1,902,953
Highwoods Properties, Inc.	53,334	1,141,881
Kilroy Realty Corp.	38,361	1,082,164
Postal Realty Trust, Inc. Class A	14,313	265,649
Vornado Realty Trust	19,886	516,837
		4,909,484
Oil, Gas & Consumable Fuels–3.62%
APA Corp.	83,749	3,554,308
†Centrus Energy Corp. Class A	6,651	1,154,547
Chord Energy Corp.	5,956	846,824
†Clean Energy Fuels Corp.	105,671	262,064
†CNX Resources Corp.	23,200	894,360
Delek U.S. Holdings, Inc.	12,117	546,113
Dorian LPG Ltd.	18,000	615,600
DT Midstream, Inc.	14,076	1,895,615
†Energy Fuels, Inc.	25,750	469,938
†FLEX LNG Ltd.	20,284	602,638
†Green Plains, Inc.	43,032	707,876
HF Sinclair Corp.	20,381	1,271,571
International Seaways, Inc.	17,321	1,262,354
Matador Resources Co.	39,563	2,499,590
Northern Oil & Gas, Inc.	52,964	1,548,138
†Par Pacific Holdings, Inc.	31,129	1,949,921
Peabody Energy Corp.	74,251	2,446,570
†REX American Resources Corp.	11,596	528,430
SandRidge Energy, Inc.	21,037	343,113
Scorpio Tankers, Inc.	13,454	1,004,476
SM Energy Co.	147,469	4,598,083
†Talos Energy, Inc.	82,603	1,301,823
Teekay Corp. Ltd.	24,689	301,453
Teekay Tankers Ltd. Class A	12,565	921,266
†Uranium Energy Corp.	71,684	967,734
VAALCO Energy, Inc.	60,048	380,704
		32,875,109
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–9

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.07%
†Magnera Corp.	18,241	$173,472
Sylvamo Corp.	10,942	462,190
		635,662
Passenger Airlines–0.45%
†Alaska Air Group, Inc.	18,905	695,326
†Allegiant Travel Co.	8,884	719,959
†SkyWest, Inc.	22,575	2,073,062
†Sun Country Airlines Holdings, Inc.	33,497	553,371
		4,041,718
Personal Care Products–0.24%
†Coty, Inc. Class A	218,189	438,560
†Herbalife Ltd.	64,383	947,718
Interparfums, Inc.	3,292	299,045
†Nature's Sunshine Products, Inc.	10,710	256,933
Nu Skin Enterprises, Inc. Class A	31,768	231,271
		2,173,527
Pharmaceuticals–2.77%
†Amneal Pharmaceuticals, Inc.	65,944	819,684
†Amphastar Pharmaceuticals, Inc.	23,766	465,576
†ANI Pharmaceuticals, Inc.	12,018	924,184
†BioAge Labs, Inc.	15,299	267,580
†Collegium Pharmaceutical, Inc.	20,171	667,055
†Corcept Therapeutics, Inc.	35,584	1,434,391
†CorMedix, Inc.	40,280	273,501
†Crinetics Pharmaceuticals, Inc.	15,885	576,943
†Edgewise Therapeutics, Inc.	39,310	1,238,265
†Elanco Animal Health, Inc.	53,507	1,280,423
†Enliven Therapeutics, Inc.	20,151	789,919
†Esperion Therapeutics, Inc.	95,456	261,549
†EyePoint, Inc.	33,171	427,574
†Fulcrum Therapeutics, Inc.	19,428	149,013
†Harmony Biosciences Holdings, Inc.	20,175	565,102
†Harrow, Inc.	19,569	690,003
†Indivior Pharmaceuticals, Inc.	71,720	2,186,026
†Innoviva, Inc.	15,109	352,040
†Jazz Pharmaceuticals PLC	5,100	964,155
†Ligand Pharmaceuticals, Inc.	9,119	1,820,608
†Nuvation Bio, Inc.	117,491	504,036
Organon & Co.	48,809	292,366
†Pacira BioSciences, Inc.	25,047	566,062
Perrigo Co. PLC	45,100	484,374
Phibro Animal Health Corp. Class A	12,683	701,497
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Supernus Pharmaceuticals, Inc.	24,615	$1,272,349
†Tarsus Pharmaceuticals, Inc.	11,230	787,785
†Terns Pharmaceuticals, Inc.	35,028	1,846,676
†Theravance Biopharma, Inc.	24,325	394,795
†Trevi Therapeutics, Inc.	49,512	590,678
Viatris, Inc.	58,262	787,120
†Xeris Biopharma Holdings, Inc.	64,754	375,573
†Zevra Therapeutics, Inc.	36,729	342,314
		25,099,216
Professional Services–1.47%
Alight, Inc. Class A	235,088	136,986
Barrett Business Services, Inc.	15,102	440,676
†Clarivate PLC	234,196	592,516
Concentrix Corp.	27,058	740,307
CRA International, Inc.	4,009	648,977
CSG Systems International, Inc.	16,932	1,353,544
†ExlService Holdings, Inc.	10,124	308,276
Genpact Ltd.	30,869	1,149,870
†Huron Consulting Group, Inc.	10,031	1,278,852
ICF International, Inc.	10,631	694,098
†Innodata, Inc.	18,404	710,762
Kelly Services, Inc. Class A	20,176	178,558
Kforce, Inc.	10,801	315,821
†Legalzoom.com, Inc.	79,478	450,640
ManpowerGroup, Inc.	14,126	416,152
†Paylocity Holding Corp.	1,788	193,176
†Planet Labs PBC	21,095	589,605
†Resolute Holdings Management, Inc.	2,537	411,755
Robert Half, Inc.	43,375	1,101,725
TriNet Group, Inc.	4,339	158,070
†Upwork, Inc.	79,377	869,972
†Willdan Group, Inc.	7,416	567,769
		13,308,107
Real Estate Management & Development–0.66%
†Cushman & Wakefield Ltd.	97,188	1,191,525
†Jones Lang LaSalle, Inc.	6,960	2,118,067
Kennedy-Wilson Holdings, Inc.	48,895	529,044
Newmark Group, Inc. Class A	78,561	1,177,629
St. Joe Co.	15,491	972,835
		5,989,100
Residential REITs–0.14%
American Homes 4 Rent Class A	6,592	184,049
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–10

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
Equity LifeStyle Properties, Inc.	4,236	$264,411
Independence Realty Trust, Inc.	57,286	852,988
		1,301,448
Retail REITs–1.29%
Agree Realty Corp.	24,674	1,859,926
Alexander's, Inc.	1,184	279,661
Brixmor Property Group, Inc.	9,504	273,715
CBL & Associates Properties, Inc.	11,937	458,739
Getty Realty Corp.	35,491	1,128,614
NNN REIT, Inc.	67,118	2,820,969
Regency Centers Corp.	36,198	2,738,741
Saul Centers, Inc.	6,510	212,096
Tanger, Inc.	43,845	1,489,853
Whitestone REIT	29,279	472,856
		11,735,170
Semiconductors & Semiconductor Equipment–3.56%
†Aehr Test Systems	13,251	491,347
†Alpha & Omega Semiconductor Ltd.	13,252	293,664
†Ambarella, Inc.	16,563	852,581
Amkor Technology, Inc.	48,436	2,181,073
†Astera Labs, Inc.	2,334	255,806
†Axcelis Technologies, Inc.	14,631	1,361,854
†Cirrus Logic, Inc.	16,828	2,433,665
†Credo Technology Group Holding Ltd.	44,639	4,190,263
†Diodes, Inc.	27,870	1,902,406
†FormFactor, Inc.	5,766	559,244
†Impinj, Inc.	7,796	800,649
Kulicke & Soffa Industries, Inc.	18,553	1,219,303
MKS, Inc.	3,788	870,520
†Navitas Semiconductor Corp.	64,300	563,911
NVE Corp.	3,098	202,919
†Onto Innovation, Inc.	2,638	540,975
†Penguin Solutions, Inc.	12,226	215,178
†Photronics, Inc.	34,258	1,384,366
†Rambus, Inc.	36,217	3,115,749
†Rigetti Computing, Inc.	86,546	1,215,106
†Semtech Corp.	14,813	1,138,972
†Silicon Laboratories, Inc.	7,269	1,513,042
†SiTime Corp.	5,459	1,885,266
†SkyWater Technology, Inc.	11,295	309,596
Skyworks Solutions, Inc.	24,075	1,289,216
†Ultra Clean Holdings, Inc.	9,574	595,311
†Veeco Instruments, Inc.	26,112	884,152
		32,266,134
Software–5.28%
†8x8, Inc.	86,282	143,228
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
A10 Networks, Inc.	45,376	$1,049,093
†ACI Worldwide, Inc.	49,002	2,009,572
Adeia, Inc.	67,950	1,632,839
†Agilysys, Inc.	7,615	541,731
†Alkami Technology, Inc.	27,987	438,556
†Appfolio, Inc. Class A	5,292	835,183
†Asana, Inc. Class A	53,257	340,845
†AvePoint, Inc.	69,666	662,524
†Bill Holdings, Inc.	21,117	808,781
†Braze, Inc. Class A	55,057	1,299,896
†CCC Intelligent Solutions Holdings, Inc.	89,255	535,530
†Cerence, Inc.	26,018	164,174
†Cipher Digital, Inc.	54,939	707,065
†Cleanspark, Inc.	64,303	547,219
Clear Secure, Inc. Class A	43,881	2,124,279
†Commvault Systems, Inc.	17,684	1,377,407
†Consensus Cloud Solutions, Inc.	9,676	229,708
†Digital Turbine, Inc.	50,266	144,766
Dolby Laboratories, Inc. Class A	3,977	238,859
†Dropbox, Inc. Class A	75,436	1,713,906
†D-Wave Quantum, Inc.	80,507	1,161,716
†Dynatrace, Inc.	51,453	1,902,732
†Five9, Inc.	39,196	594,603
†Freshworks, Inc. Class A	129,632	1,040,945
†Gitlab, Inc. Class A	30,553	661,167
†Hut 8 Corp.	32,129	1,507,171
†Intapp, Inc.	36,855	946,805
InterDigital, Inc.	10,922	3,298,444
†Life360, Inc.	6,629	270,596
†LiveRamp Holdings, Inc.	41,709	1,106,123
†Manhattan Associates, Inc.	5,114	680,776
†Mitek Systems, Inc.	28,262	381,537
†NCR Voyix Corp.	85,480	541,088
†Pagaya Technologies Ltd. Class A	29,964	349,081
†PagerDuty, Inc.	57,804	358,963
†PAR Technology Corp.	17,228	229,649
Pegasystems, Inc.	15,988	680,449
†Porch Group, Inc.	43,498	311,881
†Progress Software Corp.	23,842	611,547
†Q2 Holdings, Inc.	27,881	1,318,771
†Qualys, Inc.	11,808	1,037,333
†Rapid7, Inc.	36,791	202,718
†Red Violet, Inc.	7,025	243,065
RingCentral, Inc. Class A	38,802	1,443,046
†Riot Platforms, Inc.	81,536	1,007,785
†=Sapiens International Corp. NV	17,756	772,386
†SEMrush Holdings, Inc. Class A	23,179	276,757
†SoundHound AI, Inc. Class A	70,084	481,477
†Sprinklr, Inc. Class A	39,888	239,328
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–11

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Sprout Social, Inc. Class A	33,986	$193,720
†SPS Commerce, Inc.	23,443	1,305,072
†Teradata Corp.	44,598	1,143,047
†Terawulf, Inc.	44,146	637,027
†UiPath, Inc. Class A	76,063	844,299
†Varonis Systems, Inc.	16,954	364,002
†Weave Communications, Inc.	37,697	174,160
†Yext, Inc.	55,642	213,665
†Zeta Global Holdings Corp. Class A	115,915	1,845,367
		47,923,459
Specialized REITs–0.34%
EPR Properties	40,407	2,018,734
Millrose Properties, Inc.	20,065	561,820
Safehold, Inc.	37,077	501,652
		3,082,206
Specialty Retail–2.29%
†Abercrombie & Fitch Co. Class A	20,289	1,853,806
Academy Sports & Outdoors, Inc.	21,212	1,197,417
Advance Auto Parts, Inc.	16,767	884,459
American Eagle Outfitters, Inc.	94,906	1,584,930
Arko Corp.	47,878	266,202
†Asbury Automotive Group, Inc.	3,621	707,580
†Boot Barn Holdings, Inc.	3,517	514,748
Buckle, Inc.	14,477	729,062
Build-A-Bear Workshop, Inc.	4,359	163,245
Caleres, Inc.	21,430	225,872
Gap, Inc.	9,176	222,059
Group 1 Automotive, Inc.	4,495	1,486,182
†MarineMax, Inc.	11,108	300,583
Monro, Inc.	19,273	309,139
†National Vision Holdings, Inc.	43,220	1,119,398
†RealReal, Inc.	40,080	363,926
†Revolve Group, Inc.	23,328	527,446
†Sally Beauty Holdings, Inc.	64,003	886,442
Shoe Carnival, Inc.	11,016	171,739
Signet Jewelers Ltd.	24,644	2,085,868
Sonic Automotive, Inc. Class A	9,298	637,564
†Stitch Fix, Inc. Class A	55,652	184,208
Upbound Group, Inc.	24,639	444,734
†Urban Outfitters, Inc.	25,146	1,592,999
†Victoria's Secret & Co.	21,204	983,017
†Wayfair, Inc. Class A	7,332	551,440
Winmark Corp.	1,865	797,381
		20,791,446
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.69%
†Diebold Nixdorf, Inc.	8,230	$620,871
†Eastman Kodak Co.	28,049	253,844
†Everpure, Inc. Class A	9,487	560,113
†IonQ, Inc.	60,216	1,736,027
†Quantum Computing, Inc.	61,972	424,508
†Sandisk Corp.	4,198	2,667,157
		6,262,520
Textiles, Apparel & Luxury Goods–0.61%
†Capri Holdings Ltd.	12,093	213,078
†Crocs, Inc.	13,488	1,119,774
†Figs, Inc. Class A	58,598	865,492
G-III Apparel Group Ltd.	23,454	649,676
Kontoor Brands, Inc.	4,061	285,448
Oxford Industries, Inc.	9,117	351,096
PVH Corp.	3,052	212,907
Tapestry, Inc.	12,852	1,813,546
		5,511,017
Tobacco–0.07%
Turning Point Brands, Inc.	7,457	647,193
		647,193
Trading Companies & Distributors–1.22%
Air Lease Corp.	16,538	1,073,978
Applied Industrial Technologies, Inc.	10,129	2,687,426
†DNOW, Inc.	109,841	1,308,206
†DXP Enterprises, Inc.	7,847	1,096,461
GATX Corp.	2,800	478,072
Herc Holdings, Inc.	7,500	746,625
†NPK International, Inc.	42,744	619,361
Rush Enterprises, Inc. Class A	16,946	1,110,346
†Titan Machinery, Inc.	13,373	223,597
†Transcat, Inc.	5,951	437,101
Willis Lease Finance Corp.	1,848	314,640
†Xometry, Inc. Class A	23,753	970,072
		11,065,885
Water Utilities–0.52%
American States Water Co.	11,459	866,530
California Water Service Group	38,674	1,753,479
Consolidated Water Co. Ltd.	9,452	313,050
H2O America	20,254	1,188,302
Middlesex Water Co.	11,737	610,911
		4,732,272
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–12

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.19%
Millicom International Cellular SA	20,853	$1,562,724
Telephone & Data Systems, Inc.	4,624	194,670
		1,757,394
Total Common Stock (Cost $699,606,594)		890,418,401
RIGHTS–0.02%
†=89bio, Inc.	40,558	13,790
†=Akero Therapeutics, Inc.	45,523	29,590
†=Avadel Pharmaceuticals PLC	49,184	31,478
†=Blueprint Medicines Corp.	26,273	12,085
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
†=Chinook Therapeutics, Inc.	24,718	$0
†=Mirati Therapeutics, Inc.	21,713	64,705
Total Rights (Cost $102,142)		151,648

MONEY MARKET FUND–1.67%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	15,182,602	15,182,602
Total Money Market Fund (Cost $15,182,602)		15,182,602

TOTAL INVESTMENTS–99.81% (Cost $714,891,338)	905,752,651
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,678,817
NET ASSETS APPLICABLE TO 61,441,577 SHARES OUTSTANDING–100.00%	$907,431,468

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
132	CME E-mini Russell 2000 Index Futures	$16,580,520	$16,615,576	6/18/26	$—	$(35,056)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–13